CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Parkway Properties, Inc. stockholders' equity
Series D Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Series D Preferred stock, shares authorized (in shares)	5,421,296	5,421,296
Series D Preferred stock, shares issued (in shares)	5,421,296	5,421,296
Series D preferred stock, shares outstanding (in shares)	5,421,296	5,421,296
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	114,578,704	64,578,704
Common stock, shares issued (in shares)	56,138,209	21,995,536
Common stock, shares outstanding (in shares)	56,138,209	21,995,536
Common stock held in trust, shares (in shares)	0	8,368